Prepayments and deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets [Abstract]
Security deposits	$ 18,972	$ 155
Prepayments	7,658	492
Prepayments and deposits	$ 26,630	$ 647	$ 283